Equity - Capital contribution Conversion of debenture (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Equity
Principal amount of debentures converted	$ 3,200,000	$ 800,000
Interest amount of debentures converted	$ 89,932	$ 57,165
Number of shares issued upon conversion	3,084,081	827,057
Conversion price (in dollars per share)	$ 1.07	$ 1.04